Schedule of Investments (unaudited)
February 28, 2022
BlackRock Large Cap Focus Growth Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.6%
TransDigm Group, Inc.(a)(b)	70,742	$ 47,155,910
Automobiles — 1.1%
Tesla, Inc.(a)	23,344	20,319,318
Capital Markets — 4.4%
KKR & Co., Inc.	310,564	18,671,108
S&P Global, Inc.	160,078	60,141,304
		78,812,412
Chemicals — 1.5%
Linde PLC	93,672	27,468,377
Commercial Services & Supplies — 1.9%
Copart, Inc.(a)	281,618	34,605,220
Electronic Equipment, Instruments & Components — 1.6%
Zebra Technologies Corp., Class A(a)	70,379	29,090,456
Entertainment — 1.0%
Netflix, Inc.(a)	47,107	18,584,654
Health Care Equipment & Supplies — 1.9%
Align Technology, Inc.(a)(b)	67,491	34,518,947
Hotels, Restaurants & Leisure — 4.6%
Chipotle Mexican Grill, Inc.(a)	31,186	47,507,193
Evolution AB(c)	304,652	34,931,150
		82,438,343
Interactive Media & Services — 11.2%
Alphabet, Inc., Class A(a)	35,177	95,018,002
Match Group, Inc.(a)	347,846	38,781,350
Meta Platforms, Inc., Class A(a)	103,857	21,916,943
Snap, Inc., Class A(a)(b)	1,151,662	45,997,380
		201,713,675
Internet & Direct Marketing Retail — 12.8%
Amazon.com, Inc.(a)	63,420	194,779,309
Etsy, Inc.(a)	230,435	35,692,077
		230,471,386
IT Services — 4.8%
Visa, Inc., Class A	396,278	85,643,601
Life Sciences Tools & Services — 4.6%
Danaher Corp.	122,501	33,615,499
Lonza Group AG, Registered Shares	70,457	48,749,362
		82,364,861
Machinery — 1.9%
Chart Industries, Inc.(a)	229,563	33,148,897
Oil, Gas & Consumable Fuels — 1.8%
Pioneer Natural Resources Co.	137,837	33,025,745
Pharmaceuticals — 2.0%
Zoetis, Inc.	183,676	35,568,858
Semiconductors & Semiconductor Equipment — 8.6%
ASML Holding NV, Registered Shares	75,487	50,312,840
Marvell Technology, Inc.	681,015	46,533,755
NVIDIA Corp.	238,610	58,185,049
		155,031,644
Security	Shares	Value
Software — 19.7%
Adobe, Inc.(a)	47,335	$ 22,137,633
Cadence Design Systems, Inc.(a)	139,146	21,070,879
Intuit, Inc.	163,552	77,584,162
Microsoft Corp.	635,755	189,957,237
ServiceNow, Inc.(a)(b)	75,671	43,883,126
		354,633,037
Technology Hardware, Storage & Peripherals — 4.3%
Apple Inc.	468,378	77,338,575
Textiles, Apparel & Luxury Goods — 5.1%
LVMH Moet Hennessy Louis Vuitton SE	56,722	41,685,290
NIKE, Inc., Class B	363,584	49,647,395
		91,332,685
Total Common Stocks — 97.4% (Cost: $1,091,046,438)		1,753,266,601
Preferred Securities
Preferred Stocks — 1.1%
Interactive Media & Services — 1.1%
Bytedance Ltd., Series E-1 (Acquired 11/11/20, cost $13,630,042)(a)(d)(e)	124,391	20,248,516
Total Preferred Securities — 1.1% (Cost: $13,630,042)		20,248,516
Total Long-Term Investments — 98.5% (Cost: $1,104,676,480)		1,773,515,117
Short-Term Securities(f)(g)
Money Market Funds — 2.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%	39,499,935	39,499,935
SL Liquidity Series, LLC, Money Market Series, 0.18%(h)	9,222,045	9,222,045
Total Short-Term Securities — 2.7% (Cost: $48,721,980)		48,721,980
Total Investments — 101.2% (Cost: $1,153,398,460)		1,822,237,097
Liabilities in Excess of Other Assets — (1.2)%		(22,436,396)
Net Assets — 100.0%		$ 1,799,800,701
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $20,248,516, representing 1.1% of its net assets as of period end, and an original cost of $13,630,042.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 1,033,764	$ 38,466,171(a)	$ —	$ —	$ —	$ 39,499,935	39,499,935	$ 401	$ —
SL Liquidity Series, LLC, Money Market Series	21,101,929	—	(11,879,233)(a)	(651)	—	9,222,045	9,222,045	13,720(b)	—
				$ (651)	$ —	$ 48,721,980		$ 14,121	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
February 28, 2022
BlackRock Large Cap Focus Growth Fund, Inc.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 47,155,910	$ —	$ —	$ 47,155,910
Automobiles	20,319,318	—	—	20,319,318
Capital Markets	78,812,412	—	—	78,812,412
Chemicals	27,468,377	—	—	27,468,377
Commercial Services & Supplies	34,605,220	—	—	34,605,220
Electronic Equipment, Instruments & Components	29,090,456	—	—	29,090,456
Entertainment	18,584,654	—	—	18,584,654
Health Care Equipment & Supplies	34,518,947	—	—	34,518,947
Hotels, Restaurants & Leisure	47,507,193	34,931,150	—	82,438,343
Interactive Media & Services	201,713,675	—	—	201,713,675
Internet & Direct Marketing Retail	230,471,386	—	—	230,471,386
IT Services	85,643,601	—	—	85,643,601
Life Sciences Tools & Services	33,615,499	48,749,362	—	82,364,861
Machinery	33,148,897	—	—	33,148,897
Oil, Gas & Consumable Fuels	33,025,745	—	—	33,025,745
Pharmaceuticals	35,568,858	—	—	35,568,858
Semiconductors & Semiconductor Equipment	155,031,644	—	—	155,031,644
Software	354,633,037	—	—	354,633,037
Technology Hardware, Storage & Peripherals	77,338,575	—	—	77,338,575
Textiles, Apparel & Luxury Goods	49,647,395	41,685,290	—	91,332,685
Preferred Securities	—	—	20,248,516	20,248,516
Short-Term Securities
Money Market Funds	39,499,935	—	—	39,499,935
	$ 1,667,400,734	$ 125,365,802	$ 20,248,516	1,813,015,052
Investments valued at NAV(a)				9,222,045
				$ 1,822,237,097
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Schedule of Investments (unaudited)  (continued)
February 28, 2022
BlackRock Large Cap Focus Growth Fund, Inc.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Preferred Stocks
Assets
Opening Balance, as of May 31, 2021	$17,870,766
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(a)	2,377,750
Purchases	—
Sales	—
Closing Balance, as of February 28, 2022	$ 20,248,516
Net change in unrealized appreciation (depreciation) on investments still held at February 28, 2022(a)	$ 2,377,750

(a)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at February 28, 2022, is generally due to investments no longer held or categorized as Level 3 at period end.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Preferred Securities	$ 20,248,516	Market	Revenue Multiple	3.10x - 4.15x	3.63x

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
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